37. THE ANNUAL TARIFF ADJUSTMENT (Details Narrative) - Cemig Distribution [Member]	May 28, 2019
Disclosure Of Financial Assets And Financial Liabilities With The Tariff Adjustments [line items]
Percentage of annual tariffs adjustment	8.73%
Percentage of annual tariff adjustment manageable cost	1.60%
Percentage of annual tariffs remaining after adjustment	7.13%
Non-Manageable Costs [Member]
Disclosure Of Financial Assets And Financial Liabilities With The Tariff Adjustments [line items]
Percentage of annual tariffs adjustment	0.34%
Other Financial Components [Member]
Disclosure Of Financial Assets And Financial Liabilities With The Tariff Adjustments [line items]
Percentage of annual tariffs adjustment	9.24%
Percentage of annual tariffs remaining effect	10.79%
Percentage of annual tariffs remaining withdrawn	2.45%